Summary, Invesco Money Market Fund - Class A5, B5 And C5 | Invesco Money Market Fund
Fund Summary - Invesco Money Market Fund
Investment Objective(s)
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Money Market Fund	Class A5, Invesco Money Market Fund	Class B5, Invesco Money Market Fund	Class C5, Invesco Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Money Market Fund		Class A5, Invesco Money Market Fund	Class B5, Invesco Money Market Fund	Class C5, Invesco Money Market Fund
Management Fees		0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees		0.15%	0.90%	0.90%
Other Expenses		0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	[1]	0.83%	1.58%	1.58%
[1]	"Total Annual Fund Operating Expenses" for Class A5, B5 and C5 shares are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Money Market Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A5, Invesco Money Market Fund	Class A5	85	265	460	1,025
Class B5, Invesco Money Market Fund	Class B5	661	799	1,060	1,677
Class C5, Invesco Money Market Fund	Class C5	261	499	860	1,878

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Money Market Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A5, Invesco Money Market Fund	Class A5	85	265	460	1,025
Class B5, Invesco Money Market Fund	Class B5	161	499	860	1,677
Class C5, Invesco Money Market Fund	Class C5	161	499	860	1,878

Principal Investment Strategies of the Fund

The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) taxable municipal securities; (vi) master notes; and (vii) cash equivalents. The Fund may invest in securities issued or guaranteed by companies in the financial services industry.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities within the top two rating categories by rating agencies (commonly referred to as “First or Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund will limit investments to those which are First Tier Securities at the time of acquisition.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The portfolio managers conduct a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity. The portfolio managers consider selling a security: (i) if the issuer’s credit quality declines, (ii) as a result of interest rate changes, or (iii) to enhance yield.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Class A5, B5 and C5 shares of the Fund have less than a full calendar year of performance; therefore, the returns shown are those of the Fund’s Invesco Cash Reserve Shares which are not offered in this prospectus. Although the Class A5, B5 and C5 shares are invested in the same portfolio of securities, Class A5, B5 and C5 shares’ returns would have been different as they have different expenses than the Fund’s Invesco Cash Reserve Shares. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Invesco Cash Reserve Shares year-to-date (ended March 31, 2011): 0.01% Best Quarter (ended March 31, 2001): 1.18% Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Money Market Fund	Column		1 Year	5 Years	10 Years	Inception Date
Class A5, Invesco Money Market Fund	Class A5 shares: Inception (6/7/2010)	[1]	0.03%	2.14%	1.84%	Jun. 07, 2010
Class B5, Invesco Money Market Fund	Class B5 shares: Inception (6/7/2010)	[2]	(5.29%)	1.08%	1.12%	Jun. 07, 2010
Class C5, Invesco Money Market Fund	Class C5 shares: Inception (6/7/2010)	[2]	(1.29%)	1.46%	1.12%	Jun. 07, 2010
[1]	Class A5 shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares.
[2]	Class B5 and Class C5 shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares restated to reflect the higher the 12b-1 fees applicable to Invesco Cash Reserve Shares.

Invesco Cash Reserve Shares’ seven day yield on December 31, 2010, was 0.04%. For the current seven day yield, call (800) 959-4246.